Average Annual Total Returns - Multi-Sector Bond Portfolio	Multi-Sector Bond Portfolio 1 Yr	Multi-Sector Bond Portfolio 5 Yr	Multi-Sector Bond Portfolio 10 Yr	Bloomberg Barclays® Global Credit Hedged USD Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Bloomberg Barclays® Global Credit Hedged USD Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Bloomberg Barclays® Global Credit Hedged USD Index(reflects no deduction for fees, expenses or taxes) 10 Yr
1/3 each: Bloomberg Barclays® Global Aggregate — Credit Component ex Emerging Markets, Hedged USD; BofA Merrill Lynch® Global High Yield BB-B Rated Constrained Developed Markets Index, Hedged USD; and JP Morgan® EMBI Global
1 Yr

1/3 each: Bloomberg Barclays® Global Aggregate — Credit Component ex Emerging Markets, Hedged USD; BofA Merrill Lynch® Global High Yield BB-B Rated Constrained Developed Markets Index, Hedged USD; and JP Morgan® EMBI Global
5 Yr

1/3 each: Bloomberg Barclays® Global Aggregate — Credit Component ex Emerging Markets, Hedged USD; BofA Merrill Lynch® Global High Yield BB-B Rated Constrained Developed Markets Index, Hedged USD; and JP Morgan® EMBI Global
10 Yr
										Lipper® Variable Insurance Products (VIP) Multi-Sector Income Funds(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Multi-Sector Income Funds(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Multi-Sector Income Funds(reflects deductions for fees and expenses) 10 Yr
Total	6.13%	7.54%	5.60%	7.53%	6.32%	5.48%	6.60%	6.84%	6.06%	7.76%	5.40%	4.56%